Financial income and expenses	12 Months Ended
Dec. 31, 2020
Financial income and expenses [Abstract]
Financial income and expenses [Text Block]

8Financial income and expenses

Philips Group

Financial income and expenses

in millions of EUR

	2018	2019	2020
Interest income	31	27	14
Interest income from loans and receivables	8	10	8
Interest income from cash and cash equivalents	22	17	7
Dividend income from financial assets	2	52	3
Net gains from disposal of financial assets	6	2	2
Net change in fair value of financial assets at fair value through profit or loss		17	129
Other financial income	12	17	12
Financial income	51	117	160
Interest expense	(188)	(196)	(173)
Interest on debt and borrowings	(158)	(167)	(154)
Finance charges under lease contract	(7)	(6)	(6)
Interest expenses - pensions	(23)	(22)	(13)
Provision-related accretion and interest	(15)	(22)	(22)
Net foreign exchange losses	(2)	(2)	3
Net change in fair value of financial assets at fair value through profit or loss	(1)
Other financial expenses	(58)	(13)	(12)
Financial expense	(264)	(233)	(204)
Financial income and expenses	(213)	(117)	(44)

In 2020, Financial income and expenses decreased by EUR 73 million year-on-year, mainly due to fair value gains of EUR 133 million from investments in limited life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit or loss. The fair value gain from investments in limited life funds is caused by IPO’s by certain of the investments held by the limited life funds. Net interest expenses in 2020 was EUR 10 million lower than in 2019, mainly due to lower interest expenses on net debt*) and interest expenses on pensions. Dividend income from investments decreased by EUR 49 million versus prior year.

In 2019, Financial income and expenses were EUR 117 million, which was EUR 97 million lower than in 2018 mainly due to dividend income from investments, while 2018 included financial charges of EUR 46 million related to bonds redemptions. Net interest expense in 2019 was EUR 12 million higher than in 2018, mainly due to higher interest expenses on net debt*). The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity.

*)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.